UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/99

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                 [   ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

Harold I. Pratt          Boston, Massachusetts     11/12/1999
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $38,216
                                            (thousands)


List of other Included Managers:  NONE

                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER      CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE

Abbott Laboratories    COM    002824100   528301   14400 SH 	Other       N/A	         14400
American Int'l Group   COM    026874107  1094367   12588 SH 	Other 	     N/A	         10075
ATT Corp               COM    001957109   135116    3107 SH 	Other 	     N/A	          3107
Automatic Data Proc.   COM    053015103   649296   14550 SH 	Other 	     N/A	         14550
Bemis Co. Inc.         COM    081437105  6835806  201795 SH 	Other 	     N/A         202795
Berkshire Hathaway B   COM    846702207  1221248     658 SH 	Other 	     N/A     	      658
Cintas Corp.           COM    172908105    40468     700 SH 	Other 	     N/A    	       700
Coca Cola              COM    191216100  2087878   43272 SH 	Other 	     N/A  	       43272
Disney (Walt) Co.      COM    254687106   283920   10920 SH 	Other 	     N/A  	       10920
Elec. Data Sys.        COM    285661104   611799   11557 SH 	Other 	     N/A  	       11550
Exxon                  COM    302290101    58368     768 SH 	Other 	     N/A    	       768
General Electric       COM    369604103  2740222   23112 SH 	Other 	     N/A  	       33112
Gillette Co.           COM    375766102  1407984   16552 SH 	Other 	     N/A   	       6552
Hewlett Packard Co.    COM    428236103   601226    6625 SH 	Other 	     N/A   	       6625
Intel Corp.            COM    458140100   365620    4920 SH 	Other 	     N/A   	       4920
Johnson & Johnson      COM    478160104  4842919   52712 SH 	Other 	     N/A  	       53419
Lucent Technologies    COM    549463107   340271    5245 SH 	Other 	     N/A   	       5245
Marsh & McLennan       COM    571748102   260300    3800 SH 	Other 	     N/A   	       3800
McDonalds              COM    580135101  1818404   42044 SH 	Other 	     N/A  	       42044
Merck                  COM    589331107  4271665   65908 SH 	Other 	     N/A  	       65892
Microsoft              COM    594918104   217350    2400 SH 	Other 	     N/A   	       2400
Morgan, J.P.           COM    616880100   898010    7860 SH 	Other 	     N/A   	       7860
Motorola Inc.          COM    620076109   224400    2550 SH 	Other 	     N/A   	       2550
Pepsico                COM    713448108   207400    6800 SH 	Other 	     N/A   	       6800
Procter & Gamble       COM    742718109  2087819   22270 SH 	Other 	     N/A  	       22270
Raytheon CLB           COM    755111408   773161   15580 SH 	Other 	     N/A  	       15580
Sigma Aldrich          COM    826552101   845187   26620 SH 	Other 	     N/A  	       26620
State Street Boston    COM    857473102  1147098   17750 SH 	Other 	     N/A  	       17750
Stryker                COM    863667101   423060    8275 SH 	Other 	     N/A   	       8275
Sysco                  COM    871829107  1190026   33940 SH 	Other 	     N/A  	       33940
United Dominion Rlty   COM    910197102     7831     700 SH 	Other 	     N/A    	       700